Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Noncontrolling Interests [Line Items]
Non-controlling interests	£ 0	£ 162
PSA Finance UK Limited
Disclosure Of Noncontrolling Interests [Line Items]
Non-controlling interests	£ 0	£ 162